Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Amendments to IAS 12 [Member]
Title of new IFRS	Amendments to IAS 12
Description of nature of impending change in accounting policy	Income taxes.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 19 [Member]
Title of new IFRS	Amendments to IAS 19
Description of nature of impending change in accounting policy	Employees benefits.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 23 [Member]
Title of new IFRS	Amendments to IAS 23
Description of nature of impending change in accounting policy	Borrowing costs.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 28 [Member]
Title of new IFRS	Amendments to IAS 28
Description of nature of impending change in accounting policy	Investment in Associates and Joint Ventures.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 1 and IAS 8 [Member]
Title of new IFRS	Amendments to IAS 1 and IAS 8
Description of nature of impending change in accounting policy	Presentation of Financial Statements and Accounting Policies, Changes in Accounting Estimates and Errors.
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 3 [Member]
Title of new IFRS	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Business combination.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 9 [Member]
Title of new IFRS	Amendments to IFRS 9
Description of nature of impending change in accounting policy	Financial Instruments.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 11 [Member]
Title of new IFRS	Amendments to IFRS 11
Description of nature of impending change in accounting policy	Joint arrangements.
Date by which application of new IFRS is required	Jan. 01, 2019
IFRS 16 [Member]
Title of new IFRS	IFRS 16
Description of nature of impending change in accounting policy	Leases.
Date by which application of new IFRS is required	Jan. 01, 2019
IFRS 17 [Member]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance Contracts.
Date by which application of new IFRS is required	Jan. 01, 2021
IFRIC 23 [Member]
Title of new IFRS	IFRIC 23
Description of nature of impending change in accounting policy	Uncertainty over Income Tax Treatments.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendment to IFRS 3 [Member]
Title of new IFRS	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Definition of a Business.
Date by which application of new IFRS is required	Jan. 01, 2020